Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

9. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, as of December 31, 2024 and 2025 consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB

Electronic equipment	3,105,645	3,137,632
Office equipment and other	4,272,163	3,923,077
Operating equipment	340,768	327,297
Leasehold improvement	2,806,798	2,856,218

Property, plant and equipment	10,525,374	10,244,224

Less: Accumulated depreciation	(9,951,599)	(9,940,899)

Total	573,775	303,325

Depreciation expenses on property, plant and equipment were allocated to the following expense items:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Cost of revenues	67,992	-	-
Sales and marketing expenses	59,465	100,719	71,688
General and administrative expenses	252,219	263,649	225,855

Total depreciation expenses	379,676	364,368	297,543